Stock-based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Stock-Based Compensation [Abstract]
Stock-based Compensation

8. Stock-based Compensation

Stock-based compensation expense is classified based on the cost center to which the award holder belongs. The remaining shares available for issuance under the 2011 Equity Incentive Plan was 1,754,852 as of March 31, 2026. The Company recorded stock-based compensation expense in the consolidated statements of operations as follows:

	Six Months Ended
	March 31,
	2026	2025
Research and development	$95,704	$117,929
General and administrative	353,668	243,830
Total stock-based compensation expense	$449,372	$361,759

Stock-based compensation expense for stock options of $449,372 and $361,759 for the six months ended March 31, 2026 and 2025, respectively. Total unrecognized compensation cost related to non-vested stock option awards amounted to approximately $1,454,969 as of March 31, 2026, which will be recognized over a weighted average period of 2.16 years.

A summary of information related to stock options for the six months ended March 31, 2026 is as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2025	4,514,863	$1.37
Granted	838,000	1.97
Exercised	(25)	1.08	$70
Forfeited/expired	(93,352)	1.40
Outstanding as of March 31, 2026	5,259,486	1.47	$12,586,779

Exercisable as of March 31, 2026	3,686,131	$1.41	$9,046,741
Exercisable and expected to vest at March 31, 2026	5,259,486	$1.47	$12,586,779

As of March 31, 2026, the weighted average duration to expiration of outstanding options was 6.68.

The stock options granted during the six month period ended March 31, 2026 were valued using the Black-Scholes pricing model using the range of inputs as follows:

Assumptions	March 31, 2026
Risk free interest rate	3.71% -3.82%
Expected volatility	60.7% - 65.3%
Expected term	4.9 - 6.0
Dividend yield	$-

The weighted average grant date fair value of options granted during six month period ended March 31, 2026 was $1.17.

8. Stock-based Compensation

The Company’s 2011 Equity Incentive Plan (the “2011 Plan”), as amended, permits the grant of various equity awards to employees, directors and consultants and is administrated by the Board of Directors.

The number of shares available for issuance under the 2011 Plan totaled 9,158,219 and continues in effect for a term of ten (10) years from the later of the effective date of the Plan or the earlier of the most recent approval of an increase in the number of shares reserved for issuance under the plan. As of September 30, 2025, there were 2,491,999 shares available for issuance under the plan.

Stock-based compensation expense is classified based on the cost center to which the award holder belongs. The Company recorded stock-based compensation expense in the consolidated statements of operations as follows:

	Year ended
	September 30,
	2025	2024
Research and development	$212,185	$249,346
General and administrative	450,263	855,100
Total stock-based compensation expense	$662,448	$1,104,446

Stock-based compensation expense related to stock options was $662,448 and $1,104,446 for the years ended September 30, 2025 and 2024, respectively. As of September 30, 2025, total unrecognized compensation cost related to unvested stock option awards was $993,791, which is expected to be recognized over a weighted-average period of 2.3 years.

A summary of information related to stock options for the years ended September 30, 2025 and 2024 is as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2023	2,624,280	$1.49
Granted	2,056,461	1.42
Exercised	-	-
Forfeited	(214,401)	1.44
Expired	(256,368)	1.25
Outstanding as of September 30, 2024	4,209,972	1.47
Granted	905,000	1.08
Exercised	(5,050)	1.76
Forfeited	(291,454)	1.44
Expired	(303,605)	1.80
Outstanding as of September 30, 2025	4,514,863	$1.37	$419,392

Exercisable as of September 30, 2025	3,255,681	$1.38	$419,392
Exercisable and expected to vest at September 30, 2025	4,514,863	$1.37	$419,392

As of September 30, 2025, the weighted average duration to expiration of outstanding options was 6.46 years.

The stock options granted during the years ended September 30, 2025 and 2024 were valued using the Black-Scholes pricing model using the range of inputs as follows:

Assumptions	FY 2025	FY 2024
Risk free interest rate	4.36% - 4.41%	4.22% - 4.65%
Expected volatility	61.4% - 63.1%	62.8% - 64.17%
Expected term	5.1 - 6.1	5.0 - 6.0
Dividend yield	$-	$-

The weighted average grant date fair value of options granted during 2025 and 2024 was $0.66 and $0.85, respectively.